Prepaids expenses and other assets (Details ) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Prepaids expenses and other assets
HST Receivable	$ 120,602	$ 48,155
Professional Fees	7,403	0
Other	12,003	14,037
Total	$ 140,008	$ 62,192